UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund
The fund's portfolio
6/30/09 (Unaudited)

ASSET-BACKED COMMERCIAL PAPER (38.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization	0.270	7/16/09	$20,000,000	$19,997,750
Alpine Securitization	0.270	7/08/09	25,000,000	24,998,688
Atlantic Asset Securitization, LLC	0.280	7/10/09	26,000,000	25,998,180
Atlantic Asset Securitization, LLC	0.450	7/07/09	20,000,000	19,998,500
Barton Capital, LLC	0.280	7/20/09	30,000,000	29,995,567
Bryant Park Funding, LLC	0.350	8/04/09	25,000,000	24,991,736
Bryant Park Funding, LLC	0.270	7/20/09	20,000,000	19,997,150
Enterprise Funding Co., LLC	0.440	7/08/09	20,000,000	19,998,289
Falcon Asset Securitization Corp.	0.270	7/02/09	20,000,000	19,999,850
Fairway Finance, LLC	0.290	7/16/09	25,000,000	24,996,979
Fairway Finance, LLC	0.270	7/08/09	20,000,000	19,998,950
Gemini Securitization Corp., LLC	0.551	7/13/09	20,000,000	19,996,333
Gemini Securitization Corp., LLC	0.270	7/08/09	14,012,000	14,011,264
Gotham Funding Corp.	0.370	9/03/09	25,000,000	24,983,556
Gotham Funding Corp.	0.551	7/06/09	20,000,000	19,998,472
Jupiter Securitization Corp.	0.250	7/02/09	20,537,000	20,536,857
Jupiter Securitization Corp.	0.100	7/01/09	25,000,000	25,000,000
Liberty Street Funding, LLC	0.100	7/01/09	22,134,000	22,134,000
LMA Americas, LLC	0.350	8/10/09	16,700,000	16,693,506
LMA Americas, LLC	0.450	7/23/09	12,000,000	11,996,700
LMA Americas, LLC	0.320	7/21/09	19,550,000	19,546,524
Manhattan Asset Funding Co., LLC	0.450	7/14/09	25,000,000	24,995,938
Manhattan Asset Funding Co., LLC	0.400	7/02/09	20,000,000	19,999,778
Old Line Funding Corp.	0.451	7/15/09	20,000,000	19,996,500
Old Line Funding Corp.	0.260	7/07/09	26,020,000	26,018,872
Park Avenue Receivables Corp.	0.270	7/15/09	20,000,000	19,997,900
Ranger Funding Co., LLC	0.451	7/14/09	16,000,000	15,997,400
Sheffield Receivables Corp.	0.300	7/24/09	11,000,000	10,997,892
Sheffield Receivables Corp.	0.260	7/13/09	24,000,000	23,997,920
Straight-A Funding, LLC	0.330	8/17/09	20,595,000	20,586,127
Straight-A Funding, LLC	0.270	7/16/09	25,000,000	24,997,188
Starbird Funding Corp.	0.300	7/17/09	25,000,000	24,996,667
Starbird Funding Corp.	0.300	7/16/09	20,000,000	19,997,500
Thunder Bay Funding, Inc.	0.270	7/13/09	28,823,000	28,820,406
Thunder Bay Funding, Inc.	0.481	7/07/09	20,000,000	19,998,400
Tulip Funding Corp.	0.280	7/14/09	25,000,000	24,997,472
Tulip Funding Corp.	0.300	7/09/09	20,000,000	19,998,667
Victory Receivables Corp.	0.501	8/05/09	6,506,000	6,502,837
Victory Receivables Corp.	0.350	7/15/09	24,000,000	23,996,733
Victory Receivables Corp.	0.300	7/13/09	18,000,000	17,998,200
Windmill Funding Corp.	0.731	7/06/09	20,000,000	19,997,972
Windmill Funding Corp.	0.651	7/02/09	20,000,000	19,999,639
Working Capital Management Co.	0.500	7/15/09	25,000,000	24,995,139
Working Capital Management Co.	0.600	7/10/09	22,000,000	21,996,700
Yorktown Capital, LLC	0.450	7/08/09	10,707,000	10,706,063
Yorktown Capital, LLC	0.100	7/01/09	10,000,000	10,000,000

Total asset-backed commercial paper (cost $948,456,761)				$948,456,761

COMMERCIAL PAPER (18.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia and New Zealand Banking Group, Ltd.
(Australia)	0.290	8/11/09	$27,000,000	$26,991,083
Australia and New Zealand Banking Group, Ltd.
(Australia)	0.481	7/31/09	20,000,000	19,992,000
CBA (Delaware) Finance	0.430	8/06/09	20,000,000	19,991,400
CBA (Delaware) Finance	0.511	7/17/09	20,000,000	19,995,467
Danske Bank Corp	0.270	7/13/09	15,000,000	14,998,650
DnB NOR Bank ASA (Norway)	0.300	8/06/09	25,000,000	24,992,500
Export Development Canada (Canada)	0.501	10/15/09	25,000,000	24,963,194
Intesa Funding, LLC	0.260	7/09/09	40,000,000	39,997,689
JPMorgan Chase & Co.	0.250	7/02/09	25,000,000	24,999,826
JPMorgan Chase Funding, Inc.	0.270	7/20/09	20,000,000	19,997,150
MetLife Short Term Funding, LLC	0.580	8/04/09	25,000,000	24,986,306
MetLife Short Term Funding, LLC	0.500	7/20/09	21,400,000	21,394,353
Nationwide Building Society (United Kingdom)	0.601	9/23/09	24,000,000	23,966,400
Nordea North America, Inc.	0.300	8/18/09	20,000,000	19,992,000
Rabobank USA Financial Corp.	0.450	7/15/09	11,000,000	10,998,075
Swedbank AB (Sweden)	0.531	11/16/09	20,000,000	19,959,367
Toronto Dominion Holdings (USA)	0.501	7/14/09	20,000,000	19,996,389
Westpac Banking Corp.	0.430	8/06/09	20,000,000	19,991,400
Westpac Banking Corp.	0.521	7/09/09	10,000,000	9,998,844
Westpac Banking Corp.	0.521	7/06/09	10,000,000	9,999,278
Yale University	0.451	11/18/09	16,000,000	15,972,000
Yale University	0.652	10/07/09	24,350,000	24,306,914

Total commercial paper (cost $458,480,285)				$458,480,285

CERTIFICATES OF DEPOSIT (9.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

BNP Paribas/New York, NY (France)	0.710	7/10/09	$20,000,000	$20,000,000
Calyon New York	3.330	9/10/09	17,100,000	17,197,675
Dexia Credit Local SA/New York, NY	0.710	9/21/09	20,000,000	20,000,455
Dexia Credit Local SA/New York, NY	0.720	9/16/09	20,000,000	20,000,427
Lloyds TSB Bank PLC/NY	0.610	7/15/09	14,000,000	14,001,686
Lloyds TSB Bank PLC/New York, NY FRN	0.268	5/06/11	20,500,000	20,500,000
National (Australia)	0.550	7/01/09	12,800,000	12,800,000
Societe Generale (France)	0.750	7/13/09	20,000,000	20,000,000
Societe Generale NY (France)	0.280	7/21/09	25,000,000	25,000,000

Svenska Handelsbanken	0.650	7/22/09	25,000,000	25,000,146
Toronto Dominion Bank (Canada)	0.600	1/12/10	26,000,000	26,014,032

Total certificates of deposit (cost $220,514,421)				$220,514,421

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Home Loan Bank unsec. bonds	0.450	11/24/09	$37,000,000	$37,000,000
Federal Home Loan Bank unsec. bonds	1.050	3/05/10	25,500,000	25,541,415
Federal Home Loan Bank unsec. bonds Ser. 1	0.800	4/30/10	20,000,000	20,000,000
Federal Home Loan Bank unsec. bonds	0.550	6/10/10	20,000,000	19,989,228
Federal Home Loan Bank unsec. bonds FRB Ser. 1	0.748	11/08/10	25,000,000	25,000,000
Federal Home Loan Bank unsec. bonds FRB Ser. 2	0.603	11/19/10	20,000,000	19,994,450
Federal Home Loan Discount Note	0.200	8/03/09	12,000,000	11,997,800
Feddie Mac Discount Notes	0.230	8/17/09	31,852,000	31,842,436
Feddie Mac Discount Notes	0.280	9/14/09	31,291,000	31,272,747
Feddie Mac Discount Notes	0.391	9/28/09	26,500,000	26,474,450
Freddie Mac, unsec. notes, MTN	0.800	1/15/10	25,000,000	25,011,707

Total U.S. government agency obligations (cost $274,124,233)				$274,124,233

CORPORATE BONDS AND NOTES (0.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Procter & Gamble International Funding SCA company
guaranty bond FRB (Luxembourg)	0.996	5/07/10	$6,000,000	$6,000,000

Total corporate bonds and notes (cost $6,000,000)				$6,000,000

REPURCHASE AGREEMENTS (21.8%)(a)
			Principal amount	Value

Interest in $75,000,000 joint tri-party repurchase
agreement dated June 30, 2009 with Deutsche Banks
Securities, Inc. due July 1, 2009 - market value
of $40,000,489 for an effective yield of 0.44%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 0.93% to 7.13% and due
dates ranging from November 27, 2009 to June 1, 2038,
valued at $78,750,001)			$40,000,000	$40,000,000
Interest in $40,000,000 joint tri-party repurchase
agreement dated June 30, 2009 with Bank of America
Securities, Inc. due July 1, 2009 - market value
of $40,000,400 for an effective yield of 0.36%
(collateralized by various corporate bonds and notes
with a coupon rate ranging from 4.75% to 6.50% and due
dates ranging from January 15, 2012 to
January 30, 2014, valued at $42,000,001)			40,000,000	40,000,000
Interest in $262,500,000 joint triparty repurchase
agreement dated June 30, 2009 with Deutsche Bank
Securities, Inc. due July 1, 2009 -- maturity value
of $95,800,240 for an effective yield of 0.09%
(collateralized by various mortgage backed securities
with a coupon rate of 7.0% and a due date of
August 1, 2038 valued at $267,750,000)			95,800,000	95,800,000
Interest in $255,600,000 joint tri-party repurchase
agreement dated June 30, 2009 with Bank of America
Securities, Inc. due July 1, 2009 - market value
of $255,600,497 for an effective yield of 0.07%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 4.82% to 6.00% and due
dates ranging from December 01, 2034 to June 1, 2038,
valued at $260,712,000)			255,600,000	255,600,000
Interest in $100,000,000 joint triparty repurchase
agreement dated June 30, 2009 with Goldman Sachs
Corporation, due July 1, 2009 -- maturity value
of $100,000,139 for an effective yield of 0.05%
(collateralized by various mortgage backed securities
with a coupon rate of 5.5% and a due date of
November 1, 2037 valued at $102,000,001)			100,000,000	100,000,000

Total repurchase agreements (cost $531,400,000)				$531,400,000

TOTAL INVESTMENTS

Total investments (cost $2,438,975,700) (b)				$2,438,975,700

Key to other fixed-income security abbreviations

FRB Floating Rate Bonds

FRN Floating Rate Notes

MTN Medium Term Notes

NOTES

(a) Percentages indicated are based on net assets of $2,439,099,234.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

Debt obligations are considered secured unless otherwise indicated.

The rates shown on FRB and FRN are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$948,456,761		$--

Certificates of deposit	--	220,514,421		--

Commercial paper	--	458,480,285		--

Corporate bonds and notes	--	6,000,000		--

Repurchase agreements	--	531,400,000		--

U.S. Government and agency mortgage obligations	--	274,124,233		--

Totals by level	$--	$2,438,975,700		$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--		$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009